                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Integra Bank, NA
            ------------------------------------------
Address:     21 S. E. Third Street
            ------------------------------------------
             Evansville, IN 47708
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-5504
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David L. Keller
          --------------------------------------------
Title:     Sr. Vice President - Trust
          --------------------------------------------
Phone:     812-464-9705
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ DAVID L. KELLER     Evansville, IN                           11/7/02
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                              -----------------------

Form 13F Information Table Entry Total:       152
                                              -----------------------

Form 13F Information Table Value Total:      $69,482
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

INTEGRA BANK N.A.                                            13F FILE #: 28-5504
                  SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                 AS OF 09/30/02


------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                 COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                 TITLE OF                     VALUE      SHRS OR   SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
 ISSUER                   CLASS         CUSIP       [x$1000]     PRN AMT   PRN   CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

TRANSOCEAN SEDCO
  FOREX INC                COM        G90078109        306       14,715    SH             SOLE               14,715
TRANSOCEAN SEDCO
  FOREX INC                COM        G90078109         50        2,425    SH         SHARED/OTHER            1,125   1,300
AFLAC INC                  COM        001055102        297        9,685    SH             SOLE                9,685
AFLAC INC                  COM        001055102        187        6,100    SH         SHARED/OTHER            1,000   5,100
ABBOTT
  LABORATORIES INC.        COM        002824100        895       22,147    SH             SOLE               22,147
ABBOTT LABORATORIES
  INC.                     COM        002824100        147        3,634    SH         SHARED/OTHER            1,284   2,350
AIR PRODUCTS &
  CHEMICALS INC.           COM        009158106        398        9,465    SH             SOLE                9,465
AIR PRODUCTS &
  CHEMICALS INC.           COM        009158106          8          184    SH         SHARED/OTHER              184
ALCOA INC                  COM        013817101        732       37,915    SH             SOLE               37,690     225
ALCOA INC                  COM        013817101        129        6,700    SH         SHARED/OTHER            2,100   4,600
AMERICAN
  EXPRESS CO               COM        025816109        599       19,220    SH             SOLE               19,220
AMERICAN
  EXPRESS CO               COM        025816109        114        3,670    SH         SHARED/OTHER            2,170   1,500
AMERICAN INTL.
  GROUP                    COM        026874107      1,606       29,354    SH             SOLE               29,274      80
AMERICAN INTL.
  GROUP                    COM        026874107        177        3,232    SH         SHARED/OTHER            2,132   1,100
AMERICAN WATER
  WORKS, INC               COM        030411102        427        9,550    SH             SOLE                9,550
AMGEN INC                  COM        031162100        527       12,645    SH             SOLE               12,645
AMGEN INC                  COM        031162100        116        2,775    SH         SHARED/OTHER            1,075   1,700
ANALOG DEVICES
  INC                      COM        032654105        286       14,505    SH             SOLE               14,505
ANALOG DEVICES
  INC                      COM        032654105         51        2,600    SH         SHARED/OTHER              900   1,700
BP PLC  ADR
  SPONSORED                COM        055622104      1,766       44,263    SH             SOLE               40,750   2,222
BP PLC  ADR
  SPONSORED                COM        055622104        206        5,152    SH         SHARED/OTHER            3,830   1,322
BANK OF AMER
  CORP                     COM        060505104        733       11,495    SH             SOLE               10,713
BAXTER
  INTERNATIONAL INC        COM        071813109        704       23,050    SH             SOLE               23,050
BAXTER
  INTERNATIONAL INC        COM        071813109        118        3,850    SH         SHARED/OTHER            1,450   2,400
BEMIS INC                  COM        081437105        356        7,200    SH             SOLE                7,200

                            Page Total:             10,935

INTEGRA BANK N.A.                                            13F FILE #: 28-5504
                  SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                 AS OF 09/30/02



------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1              COLUMN 2   COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF              TITLE OF                  VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                CLASS      CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

BIOMET, INC            COM     090613100         51         1,925     SH              SOLE                     800   1,125
BIOMET, INC            COM     090613100      1,075        40,375     SH           SHARED/OTHER             40,375
BRISTOL MYERS
  SQUIBB CORP.         COM     110122108        418        17,562     SH              SOLE                  17,022
BRISTOL MYERS
  SQUIBB CORP.         COM     110122108        604        25,367     SH           SHARED/OTHER              9,067  16,300
BURLINGTON RES
  INC                  COM     122014103        292         7,625     SH              SOLE                   7,625
BURLINGTON RES
  INC                  COM     122014103         77         2,000     SH           SHARED/OTHER              1,000   1,000
CARDINAL HEALTH
  INC                  COM     14149Y108        790        12,697     SH              SOLE                  12,697
CARDINAL HEALTH
  INC                  COM     14149Y108        166         2,675     SH           SHARED/OTHER                975   1,700
CATERPILAR INC         COM     149123101        205         5,500     SH              SOLE                   5,500
CHEVRONTEXACO
  CORP                 COM     166764100        394         5,688     SH              SOLE                   5,688
CHEVRONTEXACO
  CORP                 COM     166764100        221         3,197     SH           SHARED/OTHER              3,043     154
CISCO SYS INC          COM     17275R102        407        38,853     SH              SOLE                  38,853
CISCO SYS INC          COM     17275R102         61         5,800     SH           SHARED/OTHER              2,300   3,500
CITIGROUP INC          COM     172967101        772        26,041     SH              SOLE                  26,041
CITIGROUP INC          COM     172967101        303        10,208     SH           SHARED/OTHER              4,875   5,333
COCA COLA CO           COM     191216100      2,674        55,747     SH              SOLE                  55,277     160
COCA COLA CO           COM     191216100        341         7,120     SH           SHARED/OTHER              1,520   5,600
COLGATE PALMOLIVE
  CO                   COM     194162103        267         4,952     SH              SOLE                   4,952
DANAHER CORP DEL       COM     235851102        293         5,150     SH              SOLE                   5,150
DANAHER CORP DEL       COM     235851102         10           175     SH           SHARED/OTHER                175
DOW CHEMICAL CO        COM     260543103        430        15,730     SH              SOLE                  15,730
DOW CHEMICAL CO        COM     260543103        161         5,908     SH           SHARED/OTHER              3,908   2,000
E.I. DU PONT & CO.     COM     263534109        612        16,972     SH              SOLE                  16,810
E.I. DU PONT & CO.     COM     263534109         47         1,300     SH           SHARED/OTHER              1,300
DUKE POWER CO.         COM     264399106        256        13,105     SH              SOLE                  13,105


                       Page Total:           10,927

INTEGRA BANK N.A.                                            13F FILE #: 28-5504
                  SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                 AS OF 09/30/02



------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                 COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                 TITLE OF                     VALUE      SHRS OR   SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
 ISSUER                   CLASS         CUSIP       [x$1000]     PRN AMT   PRN   CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------



E M C CORP MASS            COM        268648102           39     8,595     SH             SOLE                 8,595
E M C CORP MASS            COM        268648102           21     4,500     SH          SHARED/OTHER            2,700   1,800
EMERSON ELECTRIC CO.       COM        291011104          257     5,850     SH             SOLE                 5,850
EQUITY RESIDENTIAL
  PPTYS TR                 COM        29476L107          227     9,500     SH             SOLE                 9,500
EXXON MOBIL CORP           COM        30231G102        1,672    52,407     SH             SOLE                50,547
EXXON MOBIL CORP           COM        30231G102          958    30,034     SH          SHARED/OTHER           27,534   2,500
FREDDIE MAC CORP           COM        313400301          795    14,225     SH             SOLE                14,110     115
FREDDIE MAC CORP           COM        313400301          221     3,950     SH          SHARED/OTHER            1,150   2,800
FEDERAL NAT'L MTG
  ASSN                     COM        313586109          560     9,410     SH             SOLE                 9,410
FEDERAL NAT'L MTG
  ASSN                     COM        313586109           21       355     SH          SHARED/OTHER              355
FIFTH THIRD BANCORP        COM        316773100          601     9,821     SH             SOLE                 9,821
FIFTH THIRD BANCORP        COM        316773100          632    10,328     SH          SHARED/OTHER            7,072   2,847
FIRST DATA CORP            COM        319963104          557    19,935     SH             SOLE                19,935
FIRST DATA CORP            COM        319963104          102     3,650     SH          SHARED/OTHER            1,650   2,000
FISERV INC                 COM        337738108          882    31,393     SH             SOLE                31,393
FISERV INC                 COM        337738108          201     7,143     SH          SHARED/OTHER            3,388   3,400
FOREST LABS INC            COM        345838106          762     9,292     SH             SOLE                 9,292
FOREST LABS INC            COM        345838106          152     1,850     SH          SHARED/OTHER              850   1,000
GENERAL DYNAMICS CORP      COM        369550108          778     9,565     SH             SOLE                 9,565
GENERAL DYNAMICS CORP      COM        369550108           69       850     SH          SHARED/OTHER              600     250
GENERAL ELECTRIC CO.       COM        369604103        3,150   127,780     SH             SOLE               126,942     190
GENERAL ELECTRIC CO.       COM        369604103          435    17,636     SH          SHARED/OTHER           11,786   5,850
GENERAL LMLS INC           COM        370334104          209     4,700     SH             SOLE                 4,700
GERMAN AMERICAN
  BANCORP                  COM        373865104          386    22,697     SH             SOLE                22,697
HOME DEPOT INC.            COM        437076102          491    18,815     SH             SOLE                18,565     250

           Page Total:                                14,178


INTEGRA BANK N.A.                                            13F FILE #: 28-5504
                  SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                 AS OF 09/30/02



------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                 COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                 TITLE OF                     VALUE      SHRS OR   SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
 ISSUER                   CLASS         CUSIP       [x$1000]     PRN AMT   PRN   CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------




HOME DEPOT INC.            COM        437076102          101     3,875     SH          SHARED/OTHER            1,075   2,800
INTEGRA BK CORP            COM        45814P105        6,908   383,365     SH             SOLE               130,876
INTEGRA BK CORP            COM        45814P105        1,146    63,585     SH          SHARED/OTHER            1,900   4,207
INTERNATIONAL
  BUSINESS MACHINES        COM        459200101          122     2,099     SH             SOLE                 2,099
INTERNATIONAL
  BUSINESS MACHINES        COM        459200101           88     1,514     SH          SHARED/OTHER              790     724
INTERNATIONAL PAPER        COM        460146103          211     6,325     SH             SOLE                 6,325
JOHNSON & JOHNSON          COM        478160104        1,345    24,878     SH             SOLE                24,878
JOHNSON & JOHNSON          COM        478160104           68     1,259     SH          SHARED/OTHER            1,259
KIMBERLY CLARK CORP        COM        494368103          597    10,540     SH             SOLE                10,540
KIMBERLY CLARK CORP        COM        494368103            8       150     SH          SHARED/OTHER                      150
KOHLS CORP                 COM        500255104          590     9,705     SH             SOLE                 9,705
KOHLS CORP                 COM        500255104          184     3,025     SH          SHARED/OTHER            1,025   2,000
LAUDER ESTEE COS INC       COM        518439104          632    22,000     SH             SOLE                22,000
LAUDER ESTEE COS INC       COM        518439104          128     4,450     SH          SHARED/OTHER            1,800   2,650
LILLY ELI & CO             COM        532457108          279     5,050     SH             SOLE                 5,050
LILLY ELI & CO             COM        532457108          170     3,075     SH          SHARED/OTHER                    3,075
LINEAR TECHNOLOGY
  CORP                     COM        535678106          435    21,010     SH             SOLE                21,010
LINEAR TECHNOLOGY
  CORP                     COM        535678106          118     5,700     SH          SHARED/OTHER            1,500   4,200
LOWES COS CIN              COM        548661107          800    19,315     SH             SOLE                19,315
LOWES COS CIN              COM        548661107          141     3,400     SH          SHARED/OTHER            1,400   2,000
MBIA INC                   COM        55262C100          250     6,259     SH             SOLE                 6,159     100
MASCO CORP                 COM        574599106          236    12,050     SH             SOLE                12,050
MEDTRONIC INC              COM        585055106          129     3,070     SH             SOLE                 3,070
MEDTRONIC INC              COM        585055106           86     2,050     SH          SHARED/OTHER            2,050
MERCK & CO INC             COM        589331107          229     5,008     SH             SOLE                 5,008

           Page Total:                   15,001


INTEGRA BANK N.A.                                            13F FILE #: 28-5504
                  SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                 AS OF 09/30/02



------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                 COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                 TITLE OF                     VALUE      SHRS OR   SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
 ISSUER                   CLASS         CUSIP       [x$1000]     PRN AMT   PRN   CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------




MERCK & CO INC             COM        589331107           99     2,159     SH          SHARED/OTHER            2,159
MERRILL LYNCH & CO         COM        590188108          213     6,471     SH             SOLE                 6,471
MERRILL LYNCH & CO         COM        590188108           37     1,130     SH          SHARED/OTHER              430     700
MICROSOFT CORP             COM        594918104          647    14,785     SH             SOLE                14,685
MICROSOFT CORP             COM        594918104           70     1,606     SH          SHARED/OTHER              200   1,406
OLD NATL BANCORP
  EVANSVILLE IND           COM        680033107           67     2,682     SH             SOLE                 2,682
OLD NATL BANCORP
  EVANSVILLE IND           COM        680033107          341    13,726     SH          SHARED/OTHER            5,426   6,400
ORACLE CORPORATION         COM        68389X105          150    19,048     SH             SOLE                19,048
ORACLE CORPORATION         COM        68389X105           43     5,461     SH          SHARED/OTHER            2,461   3,000
PEPSICO INC                COM        713448108          840    22,739     SH             SOLE                22,739
PEPSICO INC                COM        713448108           78     2,100     SH          SHARED/OTHER              900   1,200
PFIZER INC                 COM        717081103        3,095   106,658     SH             SOLE               106,433     225
PFIZER INC                 COM        717081103          218     7,500     SH          SHARED/OTHER            2,050   5,450
PHILIP MORRIS
  COMPANIES INC            COM        718154107          711    18,325     SH             SOLE                18,325
PHILIP MORRIS
  COMPANIES INC            COM        718154107          192     4,950     SH          SHARED/OTHER            1,700   3,250
T. ROWE PRICE FLORIDA      COM        77957804           361    32,055     SH             SOLE                32,055
ROYAL DUTCH
  PETROLEUM CO             COM        780257804          410    10,211     SH             SOLE                10,211
ROYAL DUTCH
  PETROLEUM CO             COM        780257804           80     2,000     SH          SHARED/OTHER            1,000   1,000
SBC COMMUNICATIONS
  INC                      COM        78387G103          543    27,029     SH             SOLE                24,403   1,500
SBC COMMUNICATIONS
  INC                      COM        78387G103          126     6,280     SH          SHARED/OTHER            4,191   1,236
SARA LEE CORP              COM        803111103          215    11,750     SH             SOLE                11,750
SHOE CARNIVAL INC          COM        824889109          143    10,000     SH          SHARED/OTHER                   10,000
STRYKER CORP               COM        863667101          189     3,275     SH             SOLE                 3,275
STRYKER CORP               COM        863667101          132     2,300     SH          SHARED/OTHER            2,300
SYSCO CORP                 COM        871829107          412    14,500     SH             SOLE                14,500

           Total Page:                                 9,412


INTEGRA BANK N.A.                                            13F FILE #: 28-5504
                  SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                 AS OF 09/30/02



------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                 COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                 TITLE OF                     VALUE      SHRS OR   SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
 ISSUER                   CLASS         CUSIP       [x$1000]     PRN AMT   PRN   CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

SYSCO CORP                 COM        871829107          166     5,830     SH          SHARED/OTHER            5,830
TARGET CORP                COM        87612E106          591    20,010     SH             SOLE                20,010
TARGET CORP                COM        87612E106           88     2,975     SH          SHARED/OTHER            1,375   1,600
TEXAS INSTRUMENTS,
  INC                      COM        882508104          228    15,450     SH             SOLE                15,450
TEXAS INSTRUMENTS,
  INC                      COM        882508104           58     3,900     SH          SHARED/OTHER            1,400   2,500
3M CO                      com        88579y101          591     5,371     sh             SOLE                 5,371
TRAVELERS PPTY
  CAS CORP NEW             COM        89420G109          204    15,452     SH             SOLE                15,452
TRAVELERS PPTY
  CAS CORP NEW             COM        89420G109           11       837     SH          SHARED/OTHER              608     229
UNION PLANTERS CORP        COM        908068109          293    10,655     SH             SOLE                10,655
UNITED TECHNOLOGIES
  CO.                      COM        913017109        1,176    20,827     SH             SOLE                20,827
UNITED TECHNOLOGIES
  CO.                      COM        913017109          174     3,088     SH          SHARED/OTHER            1,088   2,000
VECTREN CORP               COM        92240G101          718    32,658     SH             SOLE                32,658
VECTREN CORP               COM        92240G101          142     6,438     SH             OTHER                4,795   1,643
VERIZON COMMUNICATIONS     COM        92343V104          173     6,294     SH             SOLE                 6,294
VERIZON COMMUNICATIONS     COM        92343V104           58     2,108     SH          SHARED/OTHER            1,716     392
VIACOM INC CL A            COM        925524100          227     5,600     SH             SOLE                 5,600
VIACOM INC CL A            COM        925524100           25       625     SH          SHARED/OTHER              225     400
VODAFONE GROUP PLC NEW ADR COM        92857W100          149    11,645     SH             SOLE                11,145     500
VODAFONE GROUP PLC NEW ADR COM        92857W100           33     2,610     SH          SHARED/OTHER            2,260     350
WAL-MART STORES INC        COM        931142103          991    20,135     SH             SOLE                20,135
WAL-MART STORES INC        COM        931142103          127     2,578     SH          SHARED/OTHER              875   1,703

           Page Total:                                 6,223


INTEGRA BANK N.A.                                            13F FILE #: 28-5504
                  SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                 AS OF 09/30/02



------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                 COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                 TITLE OF                     VALUE      SHRS OR   SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
 ISSUER                   CLASS         CUSIP       [x$1000]     PRN AMT   PRN   CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------


WALGREEN CO                COM        931422109          191     6,225     SH             SOLE                 6,225
WALGREEN CO                COM        931422109            9       300     SH          SHARED/OTHER              300
WELLS FARGO &
  CO NEW                   COM        949746101        1,693    35,149     SH             SOLE                33,953
WELLS FARGO &
  CO NEW                   COM        949746101          261     5,422     SH          SHARED/OTHER            2,522  2,900
WYETH                      COM        983024100          542    17,040     SH             SOLE                17,040
WYETH                      COM        983024100          110     3,458     SH          SHARED/OTHER            3,458

            Page Total                                 2,806

                           Final Totals                                69,482